UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  6/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2013 (Unaudited)

DWS Mid Cap Growth Fund
	Shares	Value ($)
Common Stocks 97.5%
Consumer Discretionary 23.8%
Auto Components 1.6%
BorgWarner, Inc.* (a)	33,672	2,900,843
Tenneco, Inc.* (a)	57,906	2,621,984

		5,522,827
Hotels, Restaurants & Leisure 2.5%
Darden Restaurants, Inc.	61,032	3,080,895
Panera Bread Co. "A"* (a)	28,436	5,287,390

		8,368,285
Household Durables 4.4%
Jarden Corp.*	110,578	4,837,788
Newell Rubbermaid, Inc.	124,789	3,275,711
Toll Brothers, Inc.* (a)	126,996	4,143,879
Whirlpool Corp.	21,330	2,439,299

		14,696,677
Leisure Equipment & Products 1.3%
Polaris Industries, Inc. (a)	46,694	4,435,930
Media 1.0%
Cinemark Holdings, Inc.	123,553	3,449,600
Multiline Retail 1.1%
Family Dollar Stores, Inc. (a)	57,812	3,602,266
Specialty Retail 8.1%
Advance Auto Parts, Inc.	26,200	2,126,654
Ascena Retail Group, Inc.* (a)	152,958	2,669,117
Children's Place Retail Stores, Inc.* (a)	54,462	2,984,518
DSW, Inc. "A" (a)	48,377	3,554,258
PetSmart, Inc.	52,166	3,494,600
Ross Stores, Inc. (a)	75,880	4,917,783
Ulta Salon, Cosmetics & Fragrance, Inc.* (a)	46,231	4,630,497
Urban Outfitters, Inc.* (a)	73,629	2,961,358

		27,338,785
Textiles, Apparel & Luxury Goods 3.8%
Carter's, Inc.	58,452	4,329,540
Deckers Outdoor Corp.*	40,651	2,053,282
Hanesbrands, Inc. (a)	124,220	6,387,392

		12,770,214
Consumer Staples 5.8%
Food & Staples Retailing 1.0%
The Fresh Market, Inc.* (a)	68,177	3,389,760
Food Products 3.4%
Green Mountain Coffee Roasters, Inc.* (a)	43,457	3,261,882
McCormick & Co., Inc. (a)	50,682	3,565,986
Mead Johnson Nutrition Co. (a)	60,441	4,788,740

		11,616,608
Household Products 1.4%
Church & Dwight Co., Inc.	74,664	4,607,516
Energy 7.7%
Energy Equipment & Services 4.9%
Cameron International Corp.*	63,704	3,896,136
Core Laboratories NV (a)	18,544	2,812,383
Dresser-Rand Group, Inc.* (a)	41,206	2,471,536
FMC Technologies, Inc.* (a)	91,104	5,072,671
Oil States International, Inc.*	25,516	2,363,802

		16,616,528
Oil, Gas & Consumable Fuels 2.8%
Pioneer Natural Resources Co. (a)	26,163	3,787,094
Range Resources Corp. (a)	56,538	4,371,518
Ultra Petroleum Corp.* (a)	54,120	1,072,659

		9,231,271
Financials 9.1%
Capital Markets 3.1%
Affiliated Managers Group, Inc.* (a)	27,282	4,472,611
Invesco Ltd. (a)	98,699	3,138,628
Lazard Ltd. "A" (a)	86,745	2,788,852

		10,400,091
Commercial Banks 1.2%
Signature Bank* (a)	48,748	4,047,059
Consumer Finance 1.5%
Portfolio Recovery Associates, Inc.* (a)	33,397	5,130,781
Insurance 1.0%
W.R. Berkley Corp.	83,579	3,415,038
Real Estate Management & Development 1.1%
CBRE Group, Inc. "A"*	159,942	3,736,245
Thrifts & Mortgage Finance 1.2%
Ocwen Financial Corp.*	94,694	3,903,287
Health Care 14.6%
Biotechnology 2.2%
Alexion Pharmaceuticals, Inc.*	31,799	2,933,140
Alkermes PLC* (a)	91,683	2,629,468
Cubist Pharmaceuticals, Inc.*	20,538	991,985
Pharmacyclics, Inc.*	10,268	815,998

		7,370,591
Health Care Equipment & Supplies 2.0%
CareFusion Corp.*	93,520	3,446,212
Thoratec Corp.*	102,712	3,215,913

		6,662,125
Health Care Providers & Services 6.9%
AmerisourceBergen Corp. (a)	87,069	4,861,062
Catamaran Corp.* (a)	107,478	5,236,328
Centene Corp.* (a)	68,241	3,579,923
DaVita HealthCare Partners, Inc.*	28,661	3,462,249
HCA Holdings, Inc.	88,063	3,175,552
Humana, Inc. (a)	36,343	3,066,622

		23,381,736
Life Sciences Tools & Services 0.9%
Agilent Technologies, Inc.	70,472	3,013,383
Pharmaceuticals 2.6%
Actavis, Inc.*	26,849	3,388,881
Pacira Pharmaceuticals, Inc.*	185,452	5,378,108

		8,766,989
Industrials 13.7%
Aerospace & Defense 1.4%
BE Aerospace, Inc.*	75,431	4,758,187
Airlines 1.0%
Delta Air Lines, Inc.*	184,346	3,449,114
Commercial Services & Supplies 0.6%
Stericycle, Inc.* (a)	17,612	1,944,893
Electrical Equipment 1.2%
Rockwell Automation, Inc. (a)	48,529	4,034,701
Machinery 4.1%
Joy Global, Inc. (a)	38,654	1,875,879
Manitowoc Co., Inc. (a)	229,019	4,101,730
Valmont Industries, Inc.	24,306	3,477,945
WABCO Holdings, Inc.*	59,704	4,459,292

		13,914,846
Professional Services 2.9%
IHS, Inc. "A"*	43,258	4,515,270
Verisk Analytics, Inc. "A"*	85,317	5,093,425

		9,608,695
Road & Rail 1.3%
Kansas City Southern (a)	42,422	4,495,035
Trading Companies & Distributors 1.2%
United Rentals, Inc.* (a)	80,845	4,034,974
Information Technology 15.7%
Communications Equipment 1.2%
F5 Networks, Inc.* (a)	19,977	1,374,418
Harris Corp. (a)	53,360	2,627,980

		4,002,398
Computers & Peripherals 1.6%
Western Digital Corp.	84,593	5,252,379
Internet Software & Services 2.4%
Equinix, Inc.* (a)	18,198	3,361,535
IAC/InterActiveCorp.	47,244	2,246,925
LinkedIn Corp. "A"* (a)	14,314	2,552,186

		8,160,646
IT Services 0.5%
VeriFone Systems, Inc.* (a)	111,485	1,874,063
Semiconductors & Semiconductor Equipment 4.4%
Analog Devices, Inc.	53,512	2,411,251
Applied Materials, Inc.	267,990	3,995,731
ARM Holdings PLC (ADR) (a)	48,944	1,770,794
Avago Technologies Ltd.	75,617	2,826,563
Maxim Integrated Products, Inc.	72,080	2,002,382
ON Semiconductor Corp.* (a)	242,324	1,957,978

		14,964,699
Software 5.6%
Cadence Design Systems, Inc.* (a)	226,675	3,282,254
Citrix Systems, Inc.* (a)	52,049	3,140,116
Concur Technologies, Inc.* (a)	32,586	2,651,849
Intuit, Inc.	33,621	2,051,890
MICROS Systems, Inc.* (a)	63,559	2,742,571
Red Hat, Inc.*	58,959	2,819,419
Salesforce.com, Inc.*	53,781	2,053,358

		18,741,457
Materials 6.1%
Chemicals 4.0%
Albemarle Corp. (a)	48,806	3,040,126
CF Industries Holdings, Inc. (a)	23,608	4,048,772
PPG Industries, Inc.	21,791	3,190,420
Westlake Chemical Corp. (a)	33,621	3,241,401

		13,520,719
Containers & Packaging 1.1%
Crown Holdings, Inc.*	86,509	3,558,115
Metals & Mining 0.5%
Allegheny Technologies, Inc. (a)	62,079	1,633,298
Paper & Forest Products 0.5%
Schweitzer-Mauduit International, Inc.	34,979	1,744,753
Telecommunication Services 1.0%
Wireless Telecommunication Services
SBA Communications Corp. "A"* (a)	48,189	3,571,769

Total Common Stocks (Cost $252,085,578)		328,738,333
Exchange-Traded Fund 0.5%
SPDR S&P Biotech (a) (Cost $1,577,619)	17,036	1,776,174
Securities Lending Collateral 36.0%
Daily Assets Fund Institutional, 0.10% (b) (c) (Cost $121,369,728)	121,369,728	121,369,728
Cash Equivalents 3.5%
Central Cash Management Fund, 0.07% (b) (Cost $11,698,666)	11,698,666	11,698,666

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $386,731,591) †	137.5	463,582,901
Other Assets and Liabilities, Net (a)	(37.5)	(126,375,639)

Net Assets	100.0	337,207,262

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $387,320,235.  At June 30, 2013, net unrealized appreciation for all securities based on tax cost was $76,262,666.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $84,577,214 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,314,548.

(a)
All or a portion of these securities were on loan. In addition, included in other assets and liabilities, net are pending sales, that are also on loan. The value of securities loaned at June 30, 2013 amounted to $116,248,195 which is 34.5% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$328,738,333	$—	$—	$328,738,333
Exchange-Traded Fund	1,776,174	—	—	1,776,174
Short-Term Investments(d)	133,068,394	—	—	133,068,394
Total	$463,582,901	$—	$—	$463,582,901

There have been no transfers between fair value measurement levels during the period ended June 30, 2013.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Mid Cap Growth Fund, a series of DWS Investment Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 19, 2013